Description of Business	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Description of Business

1.    Description of Business

Power Resource Exploration Inc. (“we” and the “Company”) was incorporated under the Canada Business Corporations Act on April 25, 2005 under the name Liberty Gold Corp. On June 23, 2006, a majority of the Company’s shareholders approved a change in name of the Company to Liberty Petroleum Inc. On May 23, 2008, a majority of the Company’s shareholders approved a change in name of the Company to Power Oil & Gas Inc. On September 13, 2011, at an annual meeting of shareholders, a majority of the Company’s shareholders approved a change in name of the Company to Power Resource Exploration Inc.

We are an oil and gas exploration stage company. We are in the process of attempting to acquire, explore and if warranted and feasible develop new oil and gas properties.

Canada’s Accounting Standards Board ratified a strategic plan that resulted in Canadian GAAP, as used by publicly accountable enterprises, being fully converged with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board effective January 1, 2011.

The Company determined that adopting accounting principles generally accepted in the United States (“U.S. GAAP”) at this time rather than IFRS would be less disruptive and less costly as we have prepared U.S. GAAP reconciliations in the notes to the financial statements, and the Company’s systems are set-up to capture U.S. GAAP information. As permitted by Canadian securities regulatory authorities, the Company adopted U.S. GAAP for financial reporting purposes effective January 1, 2011. All historical amounts presented have been restated to reflect U.S. GAAP (see Note 3. Summary of Significant Accounting Policies). The Company will continue to monitor developments in IFRS standards, and its intent will be to move to IFRS if and when adopted in the United States.

On September 13, 2011, at the Company’s Annual General Meeting and Special Meeting of Shareholders (“Annual Meeting”), the Company’s shareholders of record as of August 10, 2011, owning a majority of the Company’s issued and outstanding shares of common stock, authorized the Company’s officers to effect a name change of the Company and to execute a reverse stock split of its common stock on the basis of one share for up to one hundred shares to occur within twelve months of the date of the Annual Meeting. On September 22, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Company’s Articles of Incorporation reflecting a name change to Power Resource Exploration Inc. and the implementation to effect a one-for-one-hundred reverse stock split with all fractional shares being rounded up to the nearest whole share (the “Reverse Split”). The effective date for the Reverse Split was set as of October 31, 2011, subject to regulatory approval.

The Reverse Split was declared effective by the Financial Industry Regulatory Authority (“FINRA”) on January 3, 2012. All share and per share amounts have been retrospectively restated to reflect the Reverse Split.